Offsetting of Financial Assets and Liabilities	12 Months Ended
Mar. 31, 2018
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Offsetting of Financial Assets and Liabilities
44	OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES

The following tables present the information about the impact of offsetting of financial assets and liabilities in the consolidated statement of financial position in accordance with the criteria described in Note 2 “Summary of Significant Accounting Policies,” as well as the impact of netting of financial instruments that are subject to enforceable master netting arrangements or similar agreements but do not qualify for the offsetting criteria at March 31, 2018 and 2017.

	At March 31, 2018
	Gross amounts of recognized financial assets and liabilities	Gross amounts offset in statement of financial position(1)	Net amounts presented in statement of financial position	Related amounts not offset in statement of financial position(2)		Net amounts
				Financial instruments(3)	Cash collateral
	(In millions)
Financial assets(4):
Reverse repurchase agreements and cash collateral on securities borrowed	¥9,346,594	¥(854,891)	¥8,491,703	¥(8,458,707)	¥—	¥32,996
Derivative financial instruments	4,729,842	(844,571)	3,885,271	(1,999,343)	(479,814)	1,406,114

Total	¥14,076,436	¥(1,699,462)	¥12,376,974	¥(10,458,050)	¥(479,814)	¥1,439,110

Financial liabilities(4):
Repurchase agreements and cash collateral on securities lent	¥12,877,484	¥(854,891)	¥12,022,593	¥(12,019,290)	¥—	¥3,303
Derivative financial instruments	4,526,765	(1,028,749)	3,498,016	(2,009,835)	(587,693)	900,488

Total	¥17,404,249	¥(1,883,640)	¥15,520,609	¥(14,029,125)	¥(587,693)	¥903,791

	At March 31, 2017
	Gross amounts of recognized financial assets and liabilities	Gross amounts offset in statement of financial position(1)	Net amounts presented in statement of financial position	Related amounts not offset in statement of financial position(2)		Net amounts
				Financial instruments(3)	Cash collateral
	(In millions)
Financial assets(4):
Reverse repurchase agreements and cash collateral on securities borrowed	¥9,660,288	¥(735,903)	¥8,924,385	¥(8,889,400)	¥—	¥34,985
Derivative financial instruments	5,178,409	(1,114,427)	4,063,982	(2,227,109)	(318,106)	1,518,767

Total	¥14,838,697	¥(1,850,330)	¥12,988,367	¥(11,116,509)	¥(318,106)	¥1,553,752

Financial liabilities(4):
Repurchase agreements and cash collateral on securities lent	¥10,160,409	¥(735,903)	¥9,424,506	¥(9,410,305)	¥—	¥14,201
Derivative financial instruments	5,178,911	(1,289,217)	3,889,694	(2,208,039)	(719,483)	962,172

Total	¥15,339,320	¥(2,025,120)	¥13,314,200	¥(11,618,344)	¥(719,483)	¥976,373

(1)	Amounts offset for derivative financial instruments include cash collateral.
(2)	The amounts of financial instruments and cash collateral have been limited to the net amounts presented in the consolidated statement of financial position so as not to include any over-collateralization.
(3)	Financial instruments include non-cash collateral at fair value.
(4)	Financial assets and liabilities include amounts that are both subject to and not subject to enforceable master netting arrangements or similar agreements.

The “Gross amounts offset in statement of financial position” column in the above tables represents the impact of offsetting of financial assets and liabilities in the consolidated statement of financial position in accordance with the offsetting criteria. The SMBC Group presents financial assets and liabilities on a net basis in the consolidated statement of financial position only if it currently has a legally enforceable right to set off the recognized amounts and intends to settle on a net basis or realize the asset and settle the liability simultaneously.

The “Related amounts not offset in statement of financial position” column comprises (1) financial assets and liabilities subject to netting arrangements, such as the International Swaps and Derivatives Association’s (“ISDA”) Master Agreement, master repurchase agreements and master securities lending agreements, which allow all the outstanding transactions with a particular counterparty to be set off only if the event of default or other predetermined events occur, and (2) cash and non-cash collateral related to those transactions.